Related party transactions - Key Management Personnel Compensation (Details) € in Thousands			12 Months Ended
	Dec. 15, 2023 $ / shares	Nov. 08, 2023 $ / shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 $ / shares
IPO related compensation for Managing Directors
Disclosure of transactions between related parties [line items]
Weighted average share price | $ / shares						$ 31
Long-Term Incentive Plan
Disclosure of transactions between related parties [line items]
Weighted average share price | $ / shares	$ 3.55	$ 3.41
Managing directors
Disclosure of transactions between related parties [line items]
Short-term compensation			€ 4,073	€ 3,405	€ 4,035
Share-based compensation			13,408	22,672	39,680
Total personnel expenses for Managing Directors			17,481	26,077	43,715
Managing directors | IPO related compensation for Managing Directors
Disclosure of transactions between related parties [line items]
Share-based compensation			10,769	21,791	38,723
Managing directors | Long-Term Incentive Plan
Disclosure of transactions between related parties [line items]
Share-based compensation			€ 2,640	€ 881	€ 957